Depreciation, Amortization and Impairment (Details) - Schedule of impairment loss - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Impairment loss
Impairment loss on intangibles assets (Note No.15(b))	$ 1,647	$ 629	$ 350
Impairment loss on property and equipment (Note No.16(b))	43	1,031	2,018
Impairment of rights over leased assets (Note No. 16(d))		1	187
Total	$ 1,690	$ 1,661	$ 2,555